Taxation Paid - Detailed Information About Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes paid (refund) [abstract]
Amount owing at beginning of the year - continuing operations	$ (77.5)	$ (107.9)	$ (59.3)
SA and foreign current taxation - continuing operations	(145.7)	(204.7)	(204.2)
Amount owing at end of the year - continuing operations	5.2	77.5	107.9
Translation	0.8	(4.4)	0.0
Total taxation paid - continuing operations	$ (217.2)	$ (239.5)	$ (155.6)